Severance Indemnities and Pension Plans (Contributed to Plan Assets and Expected to Contribute for Remainder of Fiscal Year) (Detail) ¥ in Billions	6 Months Ended
Sep. 30, 2018 JPY (¥)
Domestic Subsidiaries [Member] | Pension Benefits and SIPs [Member]
Defined Benefit Plan Disclosure [Line Items]
For the six months ended September 30, 2018	¥ 36.4
For the remainder of the fiscal year ending March 31, 2019	8.1
Foreign Offices and Subsidiaries [Member] | Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
For the six months ended September 30, 2018	1.2
For the remainder of the fiscal year ending March 31, 2019	0.4
Foreign Offices and Subsidiaries [Member] | Other Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
For the six months ended September 30, 2018	0.2
For the remainder of the fiscal year ending March 31, 2019	¥ 0.2